Exhibit 99.1

World Omni Auto Receivables Trust 2019-C
Monthly Servicer Certificate
March 31, 2021

Dates Covered
Collections Period	03/01/21 - 03/31/21
Interest Accrual Period	03/15/21 - 04/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/21	580,211,897.10	32,919
Yield Supplement Overcollateralization Amount 02/28/21	19,074,459.70	0
Receivables Balance 02/28/21	599,286,356.80	32,919
Principal Payments	31,332,654.92	1,218
Defaulted Receivables	1,498,483.33	62
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/21	17,713,997.17	0
Pool Balance at 03/31/21	548,741,221.38	31,639

Pool Statistics	$ Amount	# of Accounts
Pool Factor	50.33%
Prepayment ABS Speed	1.91%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	2,964,224.17	141
Past Due 61-90 days	851,709.52	42
Past Due 91-120 days	274,294.48	18
Past Due 121+ days	0.00	0
Total	4,090,228.17	201

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.72%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.20%
Delinquency Trigger Occurred	NO

Recoveries	1,460,346.41
Aggregate Net Losses/(Gains) - March 2021	38,136.92
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.08%
Prior Net Losses Ratio	0.15%
Second Prior Net Losses Ratio	0.80%
Third Prior Net Losses Ratio	0.95%
Four Month Average	0.50%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.65%

Overcollateralization Target Amount	6,310,524.05
Actual Overcollateralization	6,310,524.05
Weighted Average APR	4.60%
Weighted Average APR, Yield Adjusted	6.40%
Weighted Average Remaining Term	47.04

Flow of Funds	$ Amount
Collections	38,380,800.80
Investment Earnings on Cash Accounts	814.83
Servicing Fee	(499,405.30)
Transfer to Collection Account	-
Available Funds	37,882,210.33

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	836,904.98
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	8,598,238.90
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	16,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,310,524.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	5,844,742.40
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	37,882,210.33

Servicing Fee	499,405.30
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 03/15/21	573,539,460.28
Principal Paid	31,108,762.95
Note Balance @ 04/15/21	542,430,697.33

Class A-1
Note Balance @ 03/15/21	0.00
Principal Paid	0.00
Note Balance @ 04/15/21	0.00
Note Factor @ 04/15/21	0.0000000%

Class A-2a
Note Balance @ 03/15/21	89,134,116.85
Principal Paid	25,705,627.02
Note Balance @ 04/15/21	63,428,489.83
Note Factor @ 04/15/21	20.5110884%

Class A-2b
Note Balance @ 03/15/21	18,735,343.43
Principal Paid	5,403,135.93
Note Balance @ 04/15/21	13,332,207.50
Note Factor @ 04/15/21	20.5110885%

Class A-3
Note Balance @ 03/15/21	336,770,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	336,770,000.00
Note Factor @ 04/15/21	100.0000000%

Class A-4
Note Balance @ 03/15/21	80,300,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	80,300,000.00
Note Factor @ 04/15/21	100.0000000%

Class B
Note Balance @ 03/15/21	32,400,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	32,400,000.00
Note Factor @ 04/15/21	100.0000000%

Class C
Note Balance @ 03/15/21	16,200,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	16,200,000.00
Note Factor @ 04/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	928,704.98
Total Principal Paid	31,108,762.95
Total Paid	32,037,467.93

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	145,585.72
Principal Paid	25,705,627.02
Total Paid to A-2a Holders	25,851,212.74

Class A-2b
One-Month Libor	0.10600%
Coupon	0.33600%
Interest Paid	5,420.76
Principal Paid	5,403,135.93
Total Paid to A-2b Holders	5,408,556.69

Class A-3
Coupon	1.96000%
Interest Paid	550,057.67
Principal Paid	0.00
Total Paid to A-3 Holders	550,057.67

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8621232
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.8784781
Total Distribution Amount	29.7406013

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.4707855
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	83.1251682
Total A-2a Distribution Amount	83.5959537

A-2b Interest Distribution Amount	0.0833963
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	83.1251682
Total A-2b Distribution Amount	83.2085645

A-3 Interest Distribution Amount	1.6333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6333333

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	276.39
Noteholders' Third Priority Principal Distributable Amount	520.76
Noteholders' Principal Distributable Amount	202.85

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/21	2,699,840.43
Investment Earnings	229.31
Investment Earnings Paid	(229.31)
Deposit/(Withdrawal)	-
Balance as of 04/15/21	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,755,141.00	$2,820,532.00	$2,765,004.65
Number of Extensions	73	125	109
Ratio of extensions to Beginning of Period Receivables Balance	0.29%	0.45%	0.42%